PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2023 and December 31, 2022, prepaid expenses amounted to $185,925 and $0, respectively.

	December 31, 2023	December 31, 2022
Prepaid expenses	$178,425	$-
Prepaid rent	7,500	-
Total	$185,925	$-